[LETTERHEAD OF CLIFFORD CHANCE US LLP]

June 27, 2011

VIA EDGAR

Securities and Exchange Commission

101 F Street

Washington, D.C.  20549

Re:                               The Singapore Fund, Inc.   (File No. 811-06115)

Ladies and Gentlemen:

On behalf of The Singapore Fund, Inc. (the “Fund”), we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, a definitive copy of the following documents:

(i)                                     notice of meeting, proxy statement and form of proxy relating to an annual meeting of stockholders of the Fund in the form in which such material is to be furnished by the management of the Fund to the Fund’s stockholders; and

(ii)                                  Schedule 14A.

The Fund commenced mailing of the proxy materials to its stockholders on June 27, 2011.

If you have any questions concerning the foregoing, please contact Alanna L. Franco at (212) 878-3164.

Kind Regards,

/s/ Alanna L. Franco
Alanna L. Franco